SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE TO OPERATING LEASES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Lease
2026	$ 87,367
2027	87,367
2028	34,583
Total minimum finance lease liabilities payment	209,317
Less: imputed interest	(12,175)
Operating lease liabilities	$ 197,142	$ 235,285